Equity - Disclosure Of Share Capital Structure (Detail) - Class B common stock [Member]	6 Months Ended
Jun. 30, 2025 Shareholder
Disclosure Of Share Capital Structure [Line Items]
Number of shareholders	14
Percentage Of Participation [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of participation	100.00%
Range One [Member]
Disclosure Of Share Capital Structure [Line Items]
Number of shareholders	5
Range One [Member] | Percentage Of Participation [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of participation	2.47%
Range Two [Member]
Disclosure Of Share Capital Structure [Line Items]
Number of shareholders	4
Range Two [Member] | Percentage Of Participation [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of participation	9.50%
Range Three [Member]
Disclosure Of Share Capital Structure [Line Items]
Number of shareholders	4
Range Three [Member] | Percentage Of Participation [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of participation	29.77%
Range Four [Member]
Disclosure Of Share Capital Structure [Line Items]
Number of shareholders	1
Range Four [Member] | Percentage Of Participation [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of participation	58.26%
Bottom of range [member] | Range One [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	0.01%
Bottom of range [member] | Range Two [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	0.80%
Bottom of range [member] | Range Three [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	2.38%
Bottom of range [member] | Range Four [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	9.14%
Top of range [member] | Range One [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	0.79%
Top of range [member] | Range Two [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	2.37%
Top of range [member] | Range Three [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	9.13%
Top of range [member] | Range Four [Member]
Disclosure Of Share Capital Structure [Line Items]
Percentage of Range of Shareholding	58.26%